NYSE Euronext

Received SEC
JUL 22 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

11007851

July 22, 2011

CEGNYS
001-33519

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PUBLIC STORAGE, Depositary Shares Each Representing 1/1,000 of a 6.35% Cumulative Preferred Share of Beneficial Interest, Series R, par value $.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 21, 2011. Tentative listing date – July 26, 2011.

Sincerely,